Net Loss per Share	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Net Loss per Share
14.	Net Loss per Share

Net loss per share for all periods presented is based on the equity structure of the legal acquirer, which assumes Common Stock is outstanding and is reflected on a retrospective basis for all periods presented of the conversion of Corindus, Inc.’s Preferred Stock and Common Stock into shares of the Company’s Common Stock. Basic net loss per share is computed by dividing net loss by the weighted average shares of common stock outstanding for each period. Diluted net loss per share is the same as basic net loss per share since the Company has net losses for each period presented. The following common stock equivalents were excluded from the calculation of diluted net loss per share for the periods indicated because including them would have had an anti-dilutive effect:

	Years Ended December 31,
	2013	2014
Options to purchase Common Stock	8,548,357	8,678,017
Warrants to purchase Common Stock	4,852,351	5,207,379

Total	13,400,708	13,885,396